Fair Value Measurements - Schedule of reconciliation of Level 3 assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value	$ 900	$ 0	$ 17,500	$ 0
Investments [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			429	576	$ 576
Transfer to Level 1					(133)
Additions			725
Foreign exchange			1		(2)
Change in fair value			29		(12)
Balance, end of period	1,184		1,184		429
Derivative asset [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			1,300	0	0
Additions			33,675		2,000
Exercised			(5,428)
Change in fair value			17,468		(700)
Balance, end of period	47,015		47,015		1,300
Warrant liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			760
Balance, end of period	4,000		4,000		760
Warrant liability [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			760	$ 0	0
Additions - reclassification from equity					5,112
Change in fair value			3,295		(4,352)
Balance, end of period	$ 4,055		$ 4,055		$ 760